LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
Basic earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE
The calculation of basic loss per share has been based on the following losses attributable to ordinary shareholders and weighted number of shares outstanding:

i.    (Loss) attributable to ordinary shareholders from continuing operations:

	Six months ended June 30,
In thousands of USD	2022	2021
(Loss) for the period, attributable to the owners of the Company (basic)	(99,950)	(1,207,256)

	Six months ended June 30,
In thousands of shares	2022	2021
Ordinary shares as at January 1	633,289	466,762
Conversion of preferred A shares into ordinary shares	—	41,944
Issue of shares to CIIG shareholders	—	39,557
Issue of shares for exercise of warrants	—	292
Exercise of options by SOP participants	2	—
Shares repurchased from RSP participants	(98)	(4)
Shares granted to RSU scheme’s participants	782	—
Weighted-average number of Ordinary shares as at the end of the period	633,975	548,551
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.